Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term investments
Schedule of long-term investments

As of December 31, 2022 and 2023, the long-term investments consisted of the following:

			December 31,
	Initial Cost	Ownership	2022
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	287,167
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	—
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	26,784,584
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	19,078,393
Others	68,076,387	n/a	46,323,185
Total			92,473,329

			December 31,
	Initial Cost	Ownership	2023
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	282,378
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	—
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	14,095,331
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	21,867,621
Others	68,076,387	n/a	37,542,413
Total			73,787,743

Schedule of equity method investees

December 31,
2023
US$
(in thousands)
Current assets	438,421
Non-current assets	52,132
Current liabilities	94,627
Non-current liabilities	281,668
Non-controlling interest	—
Gross revenue	199,758
Gross profit	19,472
Loss from continuing operations	(14,114)
Net loss	(12,019)
Net loss attributable to the Company	(17,914)